Common Stock (Details) - $ / shares	1 Months Ended			6 Months Ended	12 Months Ended
	Aug. 31, 2022	Jan. 31, 2021	Oct. 31, 2020	Aug. 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Offsetting Assets [Line Items]
Number of warrants outstanding, beginning balance				1,846,168
Weighted average exercise price, beginning balance				$ 2.84
Class of Warrant or Right, Outstanding	5,324,429			5,324,429	1,846,168
Weighted average exercise price, ending balance	$ 2.13			$ 2.13	$ 2.84
Warrant [Member]
Offsetting Assets [Line Items]
Number of warrants outstanding, beginning balance				1,846,168	2,067,834
Weighted average exercise price, beginning balance				$ 2.84	$ 2.80
Number of warrants, granted	3,478,261	1,604,334	488,500
Weighted average exercise price, warrant granted	$ 1.75	$ 3.00	$ 2.10
Number of warrants, exercised					(221,666)	(25,000)
Weighted average exercise price, warrant exercised					$ 2.44	$ 2.00
Class of Warrant or Right, Outstanding	5,324,429			5,324,429	1,846,168	2,067,834
Weighted average exercise price, ending balance	$ 2.13			$ 2.13	$ 2.84	$ 2.80
Number of warrants outstanding, beginning balance				1,846,168	2,067,834
Weighted average exercise price, ending balance				$ 2.84	$ 2.80
Number of warrants, exercised					(221,666)	(25,000)
Weighted average exercise price, warrant exercised					$ 2.44	$ 2.00
Class of Warrant or Right, Outstanding					1,846,168	2,067,834
Weighted average exercise price, ending balance					$ 2.84	$ 2.80